FINANCIAL INSTRUMENTS - Effectiveness testing for derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Current assets	R$ 3,246	R$ 0
Total derivative assets	3,246
Current liabilities	0	971
Total derivative liabilities		971
Net Income
Gains on financial instruments	28,349	858
Losses on financial instruments	(10,421)	(1,632)
Total gains (losses) on financial instruments	17,928	(774)	R$ (15,118)
Other comprehensive income
Gains (Losses) on financial instruments	1,907	(1,972)	R$ 3,502
Total gains (Losses) on financial instruments	R$ 1,907	R$ (1,972)